Schedule of Stock Options Activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Shares, Outstanding at Beginning	527,717	69,217	69,217	468,571
Weighted-Average Exercise Price, Outstanding at Beginning	$ 4.17	$ 3.06	$ 3.06	$ 3.32
Weighted-Average Remaining Contractual Term (Years), Outstanding	8 years 8 months 19 days	9 years 2 months 1 day	9 years	7 years 29 days	7 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at Beginning	$ 112,141	$ 117,669	$ 117,669
Number of Shares, Granted	368,000	438,500	458,500
Weighted-Average Exercise Price, Granted	$ 3.71	$ 4.41	$ 4.34
Number of Shares, Exercised
Weighted-Average Exercise Price, Exercised
Number of Shares, Forfeited / canceled	(46,290)			(399,354)
Weighted-Average Exercise Price, Forfeited / canceled	$ 3.95
Number of Shares, Outstanding at Ending	849,427	507,717	527,717	69,217	468,571
Weighted-Average Exercise Price, Outstanding at Ending	$ 3.98	$ 4.23	$ 4.17	$ 3.06	$ 3.32
Aggregate Intrinsic Value, Outstanding at Ending	$ 25,652	$ 102,441	$ 112,141	$ 117,669
Number of Shares, Vested at Ending	449,434	215,623	255,826
Weighted-Average Exercise Price, Vested at Ending	$ 4.06	$ 3.97	$ 4.01
Weighted-Average Remaining Contractual Term (Years), Vested at Ending	8 years 3 months 7 days	8 years 7 months 20 days	8 years 6 months
Aggregate Intrinsic Value, Vested at Ending	$ 16,837	$ 52,644	$ 62,193
Weighted-Average Remaining Contractual Term (Years), Outstanding			9 years	7 years 29 days
Aggregate Intrinsic Value, Outstanding at Beginning